Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 8,054	$ 12,605	$ 8,554
Accounts receivable	0	39
Prepaid expenses	248	124	126
Deposits	32	2,361	3,074
Other current assets	450	0	0
Total current assets	8,784	15,129	11,754
Non-current assets:
Property, plant and equipment, net	57	71	106
Other assets	0	22	2,195
Total non-current assets	57	93	2,301
Assets held for sale	0	432	236,368
Total assets	8,841	15,654	250,423
Current liabilities:
Accounts payable	47	50	27
Current portion of long-term debt		0	4
Other current liabilities	1,359	4,262	132
Total current liabilities	1,406	4,312	163
Non-current liabilities:
Long-term debt, net of current portion		0	6
Total non-current liabilities		0	6
Liabilities held for sale	0	289	195,144
Total liabilities	1,406	4,601	195,313
Commitments and contingencies
Equity
Preferred stock, $0.01 par value; 5,000,000 shares authorized and no shares outstanding at June 30, 2014 and December 31, 2013	0	0	0
Common Stock Value	54	54	54
Less common stock held in treasury, at cost, 40,481 shares at June 30, 2014 and December 31, 2013	(4,316)	(4,316)	(4,316)
Additional paid-in capital	191,056	191,197	189,604
Accumulated deficit	(171,789)	(168,328)	(129,120)
Total BioFuel Energy Corp. stockholders' equity	15,013	18,615	56,230
Noncontrolling interest	(7,578)	(7,562)	(1,120)
Total equity	7,435	11,053	55,110
Total liabilities and equity	8,841	15,654	250,423
Common Class B [Member]
Equity
Common Stock Value	$ 8	$ 8	$ 8